LEASES (Tables)	12 Months Ended
Jan. 02, 2016
Leases [Abstract]
Noncancelable Lease Agreements, Minimum Lease Payments

Future minimum lease payments under the above mentioned noncancelable lease agreements, together with contractual sublease income, as of January 2, 2016, are as follows (in thousands):

	Unfunded Lease Obligation	Capital Leases	Operating Leases	Sublease Income	Net
2016	$4,269	$51,022	$31,922	$(1,026)	$86,187
2017	4,269	51,121	29,146	(884)	83,652
2018	4,269	68,996	24,603	(6)	97,862
2019	4,663	47,334	24,099	—	76,096
2020	4,809	38,784	20,469	—	64,062
Thereafter	14,428	46,348	35,397	—	96,173

Total minimum lease payments (receipts)	36,707	303,605	$165,636	$(1,916)	$504,032

Less amount representing interest	(9,704)	(33,199)

Present value of minimum lease payments	$27,003	$270,406